Consolidated Statements Of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net (loss) income	$ (141,433,000)	$ 14,038,000	$ (679,000)	$ 10,088,000	$ (9,700,000)
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	11,409,000	14,095,000
Amortization expense	6,196,000	4,234,000
Gain on foregivness of PPP loan			0	(6,604,000)	0
Depreciation and amortization			23,930,000	11,436,000	11,805,000
Goodwill and intangible assets impairment expense	139,108,000	0	0	1,081,000	1,281,000
Amortization of deferred loan fees and line of credit fees			394,000	79,000	433,000
Amortization of label design fees			973,000	464,000	260,000
Litigation proceeds			(3,000,000)	(4,750,000)	0
Stock-based compensation expense	6,971,000	1,943,000	6,915,000	3,334,000	289,000
Provision for doubtful accounts	677,000	45,000	(22,000)	48,000	60,000
Impairment of inventory			3,667,000	3,302,000	0
Inventory write down	0	0	15,433,000	0	3,900,000
Remeasurement of contingent consideration liabilities	(2,648,000)	0	(3,570,000)	(329,000)	(1,035,000)
Net unrealized loss on interest rate swap agreements				(6,136,000)	12,945,000
Net unrealized gain on interest rate swap agreements	(4,892,000)	(8,582,000)	(22,950,000)	(6,136,000)	12,945,000
(Benefit) provision for deferred income tax	(24,281,000)	888,000	981,000	851,000	(9,708,000)
Loss (gain) on disposition of assets	(5,625,000)	508,000	485,000	(1,001,000)	60,000
Deferred gain on sale leaseback	(550,000)	(1,000,000)	(1,334,000)	(1,335,000)	(1,111,000)
Loss on extinguishment of debt	479,000	0		0	(147,000)
Noncash interest expense			0	68,000	0
Deferred rent	(2,079,000)	285,000	375,000	352,000	501,000
Change in operating assets and liabilities (net of effect of business combinations):
Accounts receivable	(3,866,000)	(21,261,000)	(13,183,000)	(3,137,000)	270,000
Related party receivables			0	325,000	101,000
Other receivables	3,145,000	376,000	3,624,000	(4,456,000)	1,665,000
Litigation receivable			3,000,000	4,750,000	0
Inventories	(5,466,000)	4,244,000	18,075,000	2,311,000	(32,453,000)
Prepaid expenses and other current assets	(10,125,000)	(2,457,000)	(4,656,000)	(4,115,000)	1,164,000
Other assets	602,000	(6,215,000)	(2,464,000)	1,498,000	(1,244,000)
Accounts payable	10,511,000	(8,106,000)	(7,795,000)	(4,983,000)	2,362,000
Accrued liabilities and other payables	16,934,000	2,836,000	(2,217,000)	8,191,000	(1,806,000)
Net change in lease assets and liabilities	1,087,000	0
Related party liabilities			0	(2,215,000)	669,000
Net cash provided by (used in) operating activities	(3,846,000)	(4,128,000)	15,982,000	9,117,000	(23,045,000)
Cash flows from investing activities
Proceeds from disposition of assets	19,707,000	105,000	153,000	1,044,000	35,446,000
Purchases of property, plant, and equipment	(11,318,000)	(15,723,000)	(24,835,000)	(38,032,000)	(18,455,000)
Label design expenditures			(143,000)	(492,000)	(571,000)
Proceeds on related party notes receivable			0	756,000	0
Acquisition of businesses	0	(74,268,000)	(73,680,000)	(23,564,000)	(15,131,000)
Net cash provided by (used in) investing activities	8,389,000	(89,886,000)	(98,505,000)	(60,288,000)	1,289,000
Cash flows from financing activities
Principal payments on line of credit	(136,358,000)	(67,210,000)	(144,706,000)	(181,411,000)	(187,855,000)
Proceeds from line of credit	111,863,000	126,591,000	201,570,000	106,217,000	195,590,000
Financing costs incurred from line of credit	(1,975,000)	0
Outstanding checks in excess of cash	4,327,000	2,900,000	1,759,000	2,509,000	3,295,000
Purchase of Series B redeemable stock			0	(32,000,000)	0
Settlement of stock options			0	(7,944,000)	0
Borrowings on long-term debt			0	76,067,000	0
Loan fees	(377,000)	0	0	(492,000)	0
Principal payments on finance leases	(205,000)	0
Distributions to noncontrolling interest	(66,000)	0
Principal payments on long-term debt	(73,195,000)	(13,178,000)	(22,763,000)	(28,374,000)	(159,259,000)
Proceeds from debt	74,640,000	0		0	171,184,000
Merger and PIPE financing, net of transaction costs			0	250,126,000	0
Principal payments on related party debt			0	(10,000,000)	0
Debt issuance costs			0	(918,000)	(1,206,000)
Repurchase of common stock	0	(2,833,000)	(26,034,000)	0
Repurchase of public warrants	(172,000)	0	(270,000)	0
Payments of minimum tax withholdings on stock-based payment awards	(976,000)	0
Payments on acquisition payable	(375,000)	(226,000)	(420,000)	(681,000)	(1,019,000)
Net cash (used in) provided by financing activities	(22,869,000)	46,044,000	9,136,000	173,099,000	20,730,000
Net change in cash and restricted cash	(18,326,000)	(47,970,000)	(73,387,000)	121,928,000	(1,025,000)
Cash and restricted cash, beginning of year	50,292,000	123,679,000	123,679,000	1,751,000	2,776,000
Cash and restricted cash, end of year	31,966,000	75,709,000	50,292,000	123,679,000	1,751,000
Cash paid during the period for:
Interest	10,802,000	9,508,000	13,199,000	13,373,000	16,278,000
Income taxes	0	22,000	23,000	222,000	183,000
Noncash investing and financing activities:
Accretion Series A			0	156,467,000	5,616,000
Accretion Series B			0	5,785,000	3,743,000
Conversion of promissory note to common stock			0	4,818,000	0
Contingent consideration in business combinations	0	8,460,000	8,534,000	4,000,000	1,000,000
Accretion of redemption value of Series B redeemable cumulative stock				0	4,978,000
Accretion of redemption value of Series A redeemable stock				0	7,824,000
Issuance of common stock in business combination	0	10,521,000	10,521,000	0
Operating lease assets obtained in exchange for operating lease liabilities	37,759,000	0
Finance lease assets obtained in exchange for finance lease obligations	759,000	0
Accrued interest on term loan and line-of credit refinanced to principal	1,726,000	0
Line of credit refinanced as term debt	9,646,000	0
Term debt refinanced from a line of credit	3,823,000	0
Financing costs deducted from long-term debt proceeds	474,000	0
Financing costs deducted from line of credit proceeds	$ 532,000	$ 0
Issuance of Series A stock in a business combination			0	25,831,000	0
Notes payable for acquisition of business			$ 0	11,668,000	$ 0
Previously Reported [Member]
Adjustments to reconcile net income to net cash from operating activities:
Inventory write down				3,300,000
Change in operating assets and liabilities (net of effect of business combinations):
Accrued liabilities and other payables				8,065,000
Net cash provided by (used in) operating activities				8,991,000
Cash flows from financing activities
Payments on acquisition payable				555,000
Net cash (used in) provided by financing activities				$ 173,225,000